Investment - Summary of Balances and Changes in Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of associates [line items]
Associates, beginning	R$ 24,338	R$ 25,341	R$ 22,731
Capital reduction		(1,250)
Dividends	(905)	(1,220)	(1,264)
Share of profit (loss) of associates	2,317	1,467	3,874
Associates, ending	25,750	24,338	25,341
Transportadora sulbrasileira de gas [member]
Summary of associates [line items]
Associates, beginning	4,689	6,348	6,001
Capital reduction		(1,250)
Dividends	(818)	(984)	(865)
Share of profit (loss) of associates	1,790	575	1,212
Associates, ending	5,661	4,689	6,348
Oxicap Industria de Gases [member]
Summary of associates [line items]
Associates, beginning	15,366	14,458	12,981
Dividends	0
Share of profit (loss) of associates	568	908	1,477
Associates, ending	15,934	15,366	14,458
Quimica da bahia Industria e Comercio [member]
Summary of associates [line items]
Associates, beginning	3,590	3,618	3,678
Dividends	0
Share of profit (loss) of associates	(36)	(28)	(60)
Associates, ending	3,554	3,590	3,618
Metalurgica plus [member]
Summary of associates [line items]
Associates, beginning	228	340	71
Dividends	0
Share of profit (loss) of associates	(90)	(112)	269
Associates, ending	138	228	340
Plenogas distribuidora de gas [member]
Summary of associates [line items]
Associates, beginning	465	577
Dividends	(87)	(236)	(399)
Share of profit (loss) of associates	85	124	976
Associates, ending	R$ 463	R$ 465	R$ 577